Shareholder Report, Holdings (Details) - Blueprint Chesapeake Multi-Asset Trend ETF	Dec. 31, 2024
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
iShares Short-Term National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
iShares 0-5 Year TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
London Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Ishares 0-5 Year High Yield Corporate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%